Financial assets at amortised cost - Schedule of Impairment (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	£ 4,064	£ 4,000
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	3	3
Impairment charge (credit) on drawn balances
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	3,839	3,806
Financial assets at amortised cost
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	3,839	3,806
Loans and advances to banks
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	1	0
Loans and advances to customers
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	3,834	3,804
Debt securities
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	4	2
Provisions in relation to loan commitments and financial guarantees
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	225	194
Stage 1
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	881	1,013
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	3	3
Stage 1 | Financial assets at amortised cost
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	767	910
Stage 1 | Loans and advances to banks
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	1	0
Stage 1 | Loans and advances to customers
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	763	909
Stage 1 | Debt securities
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	3	1
Stage 1 | Provisions in relation to loan commitments and financial guarantees
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	114	103
Stage 2
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,361	1,198
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
Stage 2 | Financial assets at amortised cost
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,254	1,112
Stage 2 | Loans and advances to banks
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
Stage 2 | Loans and advances to customers
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,254	1,112
Stage 2 | Debt securities
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
Stage 2 | Provisions in relation to loan commitments and financial guarantees
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	107	86
Stage 3
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,620	1,579
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
Stage 3 | Financial assets at amortised cost
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,616	1,574
Stage 3 | Loans and advances to banks
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
Stage 3 | Loans and advances to customers
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,615	1,573
Stage 3 | Debt securities
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	1	1
Stage 3 | Provisions in relation to loan commitments and financial guarantees
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	4	5
POCI
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	202
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0
POCI | Financial assets at amortised cost
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	202
POCI | Loans and advances to banks
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	0
POCI | Loans and advances to customers
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	202
POCI | Debt securities
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	0
POCI | Provisions in relation to loan commitments and financial guarantees
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	£ 0
POCI
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets		210
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)		0
POCI | Financial assets at amortised cost
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets		210
POCI | Loans and advances to banks
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets		0
POCI | Loans and advances to customers
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets		210
POCI | Debt securities
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets		0
POCI | Provisions in relation to loan commitments and financial guarantees
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets		£ 0